Other Non-Current Liabilities	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Other Non-Current Liabilities
2.5.14 Other
Non-Current
liabilities

(€‘000)	As at June 30, 2022	As at December 31, 2021
Other non-current liabilities	178	164

Total Other non-current liabilities	178	164

As of December 31, 2021, the Group recorded a
non-current
liability of €0.2 million regarding a
non-refundable,
non-creditable
sublicense fee to be paid on an annual basis to Dartmouth in connection with the December 2021 amendment agreement (see note 5.3
3
.1 of the Group’s 2021 Annual Report).